BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	May 31, 2024	May 31, 2023
Accounting Policies [Abstract]
Net loss	$ 176,275	$ 250,348	$ 614,405	$ 1,318,431
Net cash used in operating activities	$ 60,549	$ 48,025	$ 308,914	$ 207,345